RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Net cash outflows into 30 days	$ 18,227,019	$ 15,897,163
Liquid assets	$ 48,059,179	$ 44,198,889
Liquidity coverage ratio	263.67%	278.03%